Common Stock (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 12, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Common Stock (Textual)
Non-cash expense				$ 2,500
Common Stock
Common Stock (Textual)
Issuance of common stock for services	833	833	833		833
Non-cash expense			$ 3,750